CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash Flows from Operating Activities
Net Loss	$ (22,318)	$ (6,407)
Reconciliation of Net Loss to Net Cash (Used in) Provided by Operating Activities
Depreciation Costs	11,811	10,630
Amortization of Deferred Finance Costs	269	215
Overhaul of Engine Costs and Dry-dock	(254)	(751)
Write-off Replaced Engines	103	0
Foreign Currency Loss	188	300
Changes in Operating Assets and Liabilities:
Accounts Receivables	1,760	(611)
Accounts Payable and Accrued Liabilities	(4,543)	6,777
Accounts Payable, Related Party	37	(162)
Prepaid and Other Current Assets	2,583	(1,651)
Inventory	(646)	(695)
Other Non-current Assets	0	(17)
Net Cash (Used in) Provided by Operating Activities	(11,011)	7,627
Cash Flows from Investing Activities
Investment in Vessels	(61,584)	(63,480)
Deposits on Contracts paid	0	(1,661)
Net Cash Used in Investing Activities	(61,584)	(65,141)
Cash Flows from Financing Activities
Proceeds from Use of Credit Facility	85,000	42,000
Credit Facility Costs	0	(1,217)
Repurchase of Treasury Shares	(8,513)	(3,451)
Dividends Paid	(5,376)	(18,484)
Net Cash Provided by Financing Activities	71,111	18,848
Net Increase in Cash and Cash Equivalents	(1,484)	(38,666)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(188)	(300)
Cash and Cash Equivalents at the Beginning of Year	5,339	46,398
Cash and Cash Equivalents at the End of Period	3,667	7,432
Cash Paid for Interest, Net of Amounts Capitalized	$ (1,841)	$ (824)